Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year	$ (9,008)	$ (20,263)	$ (54,516)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent years :
Net gain (loss) on cash flow hedge	202	(129)	31
Exchange differences on translation of foreign operations	(638)	157	100
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	(436)	28	131
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years :
Re-measurement gains (losses) on defined benefit plans	71	(33)	79
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	71	(33)	79
Total other comprehensive income (loss)	(365)	(5)	210
Total comprehensive loss	(9,373)	(20,268)	(54,306)
Attributable to:
Shareholders of the parent	(9,373)	(20,268)	(54,306)
Non-controlling interests	$ 0	$ 0	$ 0